Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 1,341	$ 1,149
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 47	$ 38